Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements Captions [Line Items]
Net interest income	[1],[2],[3],[4]	$ 4,501	$ 5,048	$ 6,070
Credit loss (expense) / recovery	[1]	(78)	(118)	(131)
Fee and commission income	[5]	19,110	19,598	19,362
Fee and commission expense		(1,696)	(1,703)	(1,840)
Net fee and commission income		17,413	17,895	17,522
Other income		212	428	524
Total operating income	[1]	28,889	30,213	29,622
Personnel expenses	[1]	16,084	16,132	16,199
General and administrative expenses	[1]	5,288	6,797	6,949
Depreciation and impairment of property, equipment and software	[1]	1,765	1,228	1,053
Total operating expenses	[1]	23,312	24,222	24,272
Operating profit / (loss) before tax	[1]	5,577	5,991	5,351
Tax expense / (benefit)	[1]	1,267	1,468	4,305
Net profit / (loss)	[1]	4,310	4,522	1,046
Net profit / (loss) attributable to non-controlling interests		6	7	77
Net profit / (loss) attributable to shareholders		4,304	4,516	969
UBS AG (consolidated)
Condensed Income Statements Captions [Line Items]
Interest income	[6]	15,421	14,787	12,717
Interest expense	[6]	(11,006)	(9,815)	(6,696)
Net interest income	[1],[6],[7],[8],[9]	4,415	4,971	6,021
Other net income from financial instruments measured at fair value through profit or loss	[6]	6,833	6,953	5,640
Credit loss (expense) / recovery	[1],[6]	(78)	(117)	(131)
Fee and commission income	[6],[10]	19,156	19,632	19,390
Fee and commission expense	[6]	(1,696)	(1,703)	(1,840)
Net fee and commission income	[6]	17,460	17,930	17,550
Other income	[6]	677	905	965
Total operating income	[1],[6]	29,307	30,642	30,044
Personnel expenses	[1]	13,801	13,992	14,952
General and administrative expenses	[1]	8,586	10,075	9,001
Depreciation and impairment of property, equipment and software	[1]	1,576	1,052	945
Total operating expenses	[1]	24,138	25,184	24,969
Operating profit / (loss) before tax	[1]	5,169	5,458	5,076
Tax expense / (benefit)	[1]	1,198	1,345	4,242
Net profit / (loss)	[1]	3,971	4,113	834
Net profit / (loss) attributable to preferred noteholders		0	0	73
Net profit / (loss) attributable to non-controlling interests		6	7	4
Net profit / (loss) attributable to shareholders		3,965	4,107	758
UBS AG (consolidated) | Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income	[6]	(3,028)	(2,960)	(2,338)
Interest expense	[6]	3,070	2,998	2,245
Net interest income	[6]	42	38	(93)
Other net income from financial instruments measured at fair value through profit or loss	[6]	(322)	(110)	64
Credit loss (expense) / recovery	[6]	0	(19)	40
Fee and commission income	[6]	(997)	(656)	(911)
Fee and commission expense	[6]	986	648	865
Net fee and commission income	[6]	(11)	(8)	(46)
Other income	[6]	(6,504)	(6,125)	(6,616)
Total operating income	[6]	(6,795)	(6,223)	(6,651)
Personnel expenses		0	0	0
General and administrative expenses		(2,627)	(3,490)	(5,081)
Depreciation and impairment of property, equipment and software		(108)	0	0
Amortization and impairment of intangible assets		(88)	0	0
Total operating expenses		(2,823)	(3,490)	(5,081)
Operating profit / (loss) before tax		(3,972)	(2,733)	(1,570)
Tax expense / (benefit)		(21)	73	0
Net profit / (loss)		(3,951)	(2,806)	(1,570)
Net profit / (loss) attributable to preferred noteholders				0
Net profit / (loss) attributable to non-controlling interests		0	0	0
Net profit / (loss) attributable to shareholders		(3,951)	(2,806)	(1,569)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[6],[11]	8,966	8,176	7,219
Interest expense	[6],[11]	(9,472)	(8,673)	(6,101)
Net interest income	[6],[11]	(506)	(497)	1,118
Other net income from financial instruments measured at fair value through profit or loss	[6],[11]	5,116	5,204	3,821
Credit loss (expense) / recovery	[6],[11]	(51)	(37)	(139)
Fee and commission income	[6],[11]	3,285	2,655	2,561
Fee and commission expense	[6],[11]	(674)	(851)	(968)
Net fee and commission income	[6],[11]	2,610	1,804	1,594
Other income	[6],[11]	4,962	4,722	4,387
Total operating income	[6],[11]	12,131	11,196	10,780
Personnel expenses	[11]	3,251	3,592	4,488
General and administrative expenses	[11]	3,467	4,691	4,922
Depreciation and impairment of property, equipment and software	[11]	861	715	664
Amortization and impairment of intangible assets	[11]	94	3	8
Total operating expenses	[11]	7,672	9,001	10,082
Operating profit / (loss) before tax	[11]	4,458	2,195	698
Tax expense / (benefit)	[11]	176	25	458
Net profit / (loss)	[11]	4,283	2,170	240
Net profit / (loss) attributable to preferred noteholders	[11]			73
Net profit / (loss) attributable to non-controlling interests	[11]	0	0	0
Net profit / (loss) attributable to shareholders	[11]	4,283	2,170	168
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[6],[11]	4,104	4,263	4,063
Interest expense	[6],[11]	(1,021)	(901)	(680)
Net interest income	[6],[11]	3,083	3,363	3,383
Other net income from financial instruments measured at fair value through profit or loss	[6],[11]	924	889	918
Credit loss (expense) / recovery	[6],[11]	7	(52)	(23)
Fee and commission income	[6],[11]	4,342	4,474	4,424
Fee and commission expense	[6],[11]	(819)	(391)	(380)
Net fee and commission income	[6],[11]	3,523	4,083	4,045
Other income	[6],[11]	259	198	172
Total operating income	[6],[11]	7,796	8,480	8,495
Personnel expenses	[11]	1,936	1,890	2,060
General and administrative expenses	[11]	3,181	3,471	3,400
Depreciation and impairment of property, equipment and software	[11]	221	21	11
Amortization and impairment of intangible assets	[11]	0	0	0
Total operating expenses	[11]	5,338	5,382	5,472
Operating profit / (loss) before tax	[11]	2,458	3,098	3,023
Tax expense / (benefit)	[11]	514	670	628
Net profit / (loss)	[11]	1,944	2,428	2,395
Net profit / (loss) attributable to preferred noteholders	[11]			0
Net profit / (loss) attributable to non-controlling interests	[11]	0	0	0
Net profit / (loss) attributable to shareholders	[11]	1,944	2,428	2,395
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[6],[12]	5,380	5,308	3,774
Interest expense	[6],[12]	(3,583)	(3,240)	(2,161)
Net interest income	[6],[12]	1,796	2,068	1,613
Other net income from financial instruments measured at fair value through profit or loss	[6],[12]	1,114	970	836
Credit loss (expense) / recovery	[6],[12]	(33)	(9)	(9)
Fee and commission income	[6],[12]	12,527	13,159	13,315
Fee and commission expense	[6],[12]	(1,188)	(1,108)	(1,357)
Net fee and commission income	[6],[12]	11,338	12,050	11,958
Other income	[6],[12]	1,960	2,110	3,022
Total operating income	[6],[12]	16,176	17,189	17,420
Personnel expenses	[12]	8,614	8,510	8,403
General and administrative expenses	[12]	4,565	5,403	5,760
Depreciation and impairment of property, equipment and software	[12]	602	316	270
Amortization and impairment of intangible assets	[12]	170	62	63
Total operating expenses	[12]	13,951	14,291	14,496
Operating profit / (loss) before tax	[12]	2,225	2,898	2,924
Tax expense / (benefit)	[12]	530	577	3,156
Net profit / (loss)	[12]	1,695	2,321	(232)
Net profit / (loss) attributable to preferred noteholders	[12]			0
Net profit / (loss) attributable to non-controlling interests	[12]	6	7	4
Net profit / (loss) attributable to shareholders	[12]	$ 1,689	$ 2,314	$ (236)

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information.

[5]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,355 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 94 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center).

[6]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[7]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[8]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[9]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information.

[10]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,397 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 98 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center).

[11]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[12]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.